PARNASSUS VALUE EQUITY FUND

Portfolio of Investments as of March 31, 2024 (unaudited)

Equities	Shares	Market Value ($)

Air Freight & Logistics (1.7%)
FedEx Corp.	301,210	87,272,585

Banks (5.8%)
Bank of America Corp.	4,819,367	182,750,397
Citigroup Inc.	1,922,087	121,552,782
		304,303,179

Biotechnology (3.5%)
Biogen Inc. [q]	360,742	77,786,797
Gilead Sciences Inc.	1,432,811	104,953,406
		182,740,203

Capital Markets (9.4%)
CME Group Inc., Class A	365,859	78,765,784
S&P Global Inc.	331,514	141,042,631
The Bank of New York Mellon Corp.	2,444,145	140,831,635
The Charles Schwab Corp.	1,868,905	135,196,588
		495,836,638

Chemicals (1.6%)
Nutrien Ltd.	1,564,307	84,957,513

Communications Equipment (1.3%)
Cisco Systems Inc.	1,324,420	66,101,802

Consumer Finance (2.3%)
American Express Co.	523,281	119,145,851

Containers & Packaging (3.2%)
Ball Corp. Ω	2,492,210	167,875,266

Diversified Financial Services (5.4%)
Fidelity National Information Services	1,795,778	133,210,812
Global Payments Inc.	1,128,745	150,868,057
		284,078,869

Diversified Telecommunication Services (4.0%)
Verizon Communications Inc.	4,987,150	209,260,814

Entertainment (2.1%)
The Walt Disney Co. [q]	926,321	113,344,638

Equity Real Estate Investment Trusts (3.6%)
CBRE Group Inc., Class A [q]	676,252	65,758,744
Simon Property Group Inc.	777,470	121,666,280
		187,425,024

Food & Staples Retailing (3.0%)
Sysco Corp.	1,975,976	160,409,732

Health Care Equipment & Supplies (3.9%)
Align Technology Inc. [q]	330,007	108,215,895
Baxter International Inc.	2,222,045	94,970,203
		203,186,098

Health Care Providers & Services (2.4%)
The Cigna Group	353,497	128,386,575

Household Durables (2.7%)
D.R. Horton Inc.	864,230	142,209,047

Independent Power & Renewable Electricity Producers (1.2%)
Brookfield Renewable Corp., Class A	2,572,928	63,216,841

Insurance (2.9%)
The Progressive Corp.	745,329	154,148,944

Interactive Media & Services (2.4%)
Alphabet Inc., Class A [q]	830,912	125,409,548

IT Services (2.4%)
Mastercard Inc., Class A	265,769	127,986,377

Life Sciences Tools & Services (4.2%)
Agilent Technologies Inc.	944,194	137,389,669
Bio-Rad Laboratories Inc., Class A [q]	237,790	82,244,427
		219,634,096

Machinery (5.3%)
Cummins Inc.	455,464	134,202,468
Deere & Co.	348,570	143,171,642
		277,374,110

Media (2.6%)
Charter Communications Inc., Class A [q]	256,096	74,429,180
Comcast Corp., Class A	1,460,416	63,309,034
		137,738,214

Pharmaceuticals (1.7%)
Pfizer Inc.	3,185,839	88,407,032

Road & Rail (2.0%)
Union Pacific Corp.	436,475	107,342,297

Semiconductors & Semiconductor Equipment (8.3%)
Intel Corp.	3,678,098	162,461,589
Micron Technology Inc.	1,796,456	211,784,198
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	476,163	64,781,976
		439,027,763

Software (6.5%)
Microsoft Corp.	294,390	123,855,761
NICE Ltd., ADR [q]	235,097	61,270,980
Oracle Corp.	1,255,512	157,704,862
		342,831,603

Specialty Retail (2.0%)
Ross Stores Inc.	728,388	106,898,223

Technology Hardware, Storage & Peripherals (1.8%)
Western Digital Corp. [q]	1,414,870	96,550,729

Total investment in equities (99.2%)
(cost $3,870,976,276)		5,223,099,611

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) a
Citizens Trust Bank	1.00%	10/06/2024	250,000	244,864
Community Vision Capital & Consulting	0.25%	03/31/2025	250,000	250,000
Self-Help Federal Credit Union	4.60%	02/25/2025	250,000	241,008
				735,872

Certificates of Deposit Account Registry Service (0.0%) a
CDARS agreement with Beneficial State Bank, dated 03/14/2024 Participating depository institutions: First Business Bank, par 230,073; Frontier Bank, par 34,427; Solera National Bank, par 235,500; (cost $480,989)	4.18%	03/13/2025	500,000	480,989

Community Development Loans (0.0%) a
Root Capital Inc.	1.00%	02/01/2025	100,000	94,984

Time Deposits (0.4%)
Citibank, New York	4.68%	04/01/2024	17,559,443	17,559,443

Total short-term securities (0.4%)
(cost $18,871,288)				18,871,288

Total securities (99.6%)
(cost $3,889,847,564)				5,241,970,899

Other assets and liabilities (0.4%)				20,848,974

Total net assets (100.0%)				5,262,819,873

q	This security is non-income producing.

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.

a	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.

ADR  American Depositary Receipt